Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 178,740
2017	81,567
2018	13,987
2019	6,218
2020	0
Thereafter	0
Total minimum lease revenue, net of commissions	$ 280,512